Distribution Date:	10/13/22	GS Mortgage Securities Trust 2017-GS6
Determination Date:	10/06/22
Next Distribution Date:	11/14/22
Record Date:	09/30/22	Commercial Mortgage Pass-Through Certificates
Series 2017-GS6

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	GS Mortgage Securities Corporation II
Certificate Factor Detail	3		Attention: Leah Nivison	(212) 902-1000	leah.nivison@gs.com; gs-refgsecuritization@gs.com
Certificate Interest Reconciliation Detail	4		200 West Street | New York, NY 10282 | United States
		Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Additional Information	5		Association
Bond / Collateral Reconciliation - Cash Flows	6		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Bond / Collateral Reconciliation - Balances	7		10851 Mastin Street, Suite 300 | Overland Park, KS 66210 | United States
Current Mortgage Loan and Property Stratification	8-12	Special Servicer	Midland Loan Services, a Division of PNC Bank, National
			Association
Mortgage Loan Detail (Part 1)	13-14		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Mortgage Loan Detail (Part 2)	15-16		10851 Mastin Street, Suite 300 | Overland Park, KS 66210 | United States
Principal Prepayment Detail	17	Asset Representations	Pentalpha Surveillance LLC
		Reviewer
Historical Detail	18
			Don Simon	(203) 660-6100
Delinquency Loan Detail	19		375 North French Road, Suite 100 | Amherst, NY 14228 | United States
Collateral Stratification and Historical Detail	20	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Specially Serviced Loan Detail - Part 1	21		Bank, N.A.
			Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 2	22				trustadministrationgroup@wellsfargo.com
Modified Loan Detail	23		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Historical Liquidated Loan Detail	24	Operating Advisor	Pentalpha Surveillance LLC
Historical Bond / Collateral Loss Reconciliation Detail	25		Don Simon	(203) 660-6100
			375 North French Road, Suite 100 | Amherst, NY 14228 | United States
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	36253PAA0	1.945000%	15,431,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	36253PAB8	3.164000%	250,000,000.00	244,632,870.19	0.00	645,015.33	0.00	0.00	645,015.33	244,632,870.19	30.77%	30.00%
A-3	36253PAC6	3.433000%	359,651,000.00	359,651,000.00	0.00	1,028,901.57	0.00	0.00	1,028,901.57	359,651,000.00	30.77%	30.00%
A-AB	36253PAD4	3.230000%	29,390,000.00	27,365,673.97	543,923.43	73,659.27	0.00	0.00	617,582.70	26,821,750.54	30.77%	30.00%
A-S	36253PAG7	3.638000%	84,147,000.00	84,147,000.00	0.00	255,105.66	0.00	0.00	255,105.66	84,147,000.00	21.54%	21.00%
B	36253PAH5	3.869000%	45,579,000.00	45,579,000.00	0.00	146,954.29	0.00	0.00	146,954.29	45,579,000.00	16.54%	16.13%
C	36253PAJ1	4.322000%	42,074,000.00	42,074,000.00	0.00	151,536.52	0.00	0.00	151,536.52	42,074,000.00	11.92%	11.63%
D	36253PAK8	3.243000%	46,748,000.00	46,748,000.00	0.00	126,336.47	0.00	0.00	126,336.47	46,748,000.00	6.79%	6.63%
E	36253PAP7	4.374586%	17,530,000.00	17,530,000.00	0.00	63,905.42	0.00	0.00	63,905.42	17,530,000.00	4.87%	4.75%
F	36253PAR3	4.374586%	10,518,000.00	10,518,000.00	0.00	38,343.25	0.00	0.00	38,343.25	10,518,000.00	3.72%	3.63%
G*	36253PAT9	4.374586%	33,893,308.00	33,893,308.00	0.00	123,415.24	0.00	0.00	123,415.24	33,893,308.00	0.00%	0.00%
R	36253PAV4	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Retained	N/A	4.374586%	24,170,112.00	23,580,118.07	14,061.21	85,957.37	0.00	0.00	100,018.58	23,566,056.86	0.00%	0.00%
Interest
Regular SubTotal			959,131,420.01	935,718,970.23	557,984.64	2,739,130.39	0.00	0.00	3,297,115.03	935,160,985.59

X-A	36253PAE2	1.017182%	738,619,000.00	715,796,544.16	0.00	606,746.32	0.00	0.00	606,746.32	715,252,620.73
X-B	36253PAF9	0.288143%	87,653,000.00	87,653,000.00	0.00	21,047.20	0.00	0.00	21,047.20	87,653,000.00
X-D	36253PAM4	1.131586%	46,748,000.00	46,748,000.00	0.00	44,082.83	0.00	0.00	44,082.83	46,748,000.00
Notional SubTotal			873,020,000.00	850,197,544.16	0.00	671,876.35	0.00	0.00	671,876.35	849,653,620.73

Deal Distribution Total					557,984.64	3,411,006.74	0.00	0.00	3,968,991.38

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	36253PAA0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	36253PAB8	978.53148076	0.00000000	2.58006132	0.00000000	0.00000000	0.00000000	0.00000000	2.58006132	978.53148076
A-3	36253PAC6	1,000.00000000	0.00000000	2.86083334	0.00000000	0.00000000	0.00000000	0.00000000	2.86083334	1,000.00000000
A-AB	36253PAD4	931.12194522	18.50709187	2.50626982	0.00000000	0.00000000	0.00000000	0.00000000	21.01336169	912.61485335
A-S	36253PAG7	1,000.00000000	0.00000000	3.03166673	0.00000000	0.00000000	0.00000000	0.00000000	3.03166673	1,000.00000000
B	36253PAH5	1,000.00000000	0.00000000	3.22416661	0.00000000	0.00000000	0.00000000	0.00000000	3.22416661	1,000.00000000
C	36253PAJ1	1,000.00000000	0.00000000	3.60166659	0.00000000	0.00000000	0.00000000	0.00000000	3.60166659	1,000.00000000
D	36253PAK8	1,000.00000000	0.00000000	2.70250000	0.00000000	0.00000000	0.00000000	0.00000000	2.70250000	1,000.00000000
E	36253PAP7	1,000.00000000	0.00000000	3.64548888	0.00000000	0.00000000	0.00000000	0.00000000	3.64548888	1,000.00000000
F	36253PAR3	1,000.00000000	0.00000000	3.64548869	0.00000000	0.00000000	0.00000000	0.00000000	3.64548869	1,000.00000000
G	36253PAT9	1,000.00000000	0.00000000	3.64128636	0.00420230	0.09415989	0.00000000	0.00000000	3.64128636	1,000.00000000
R	36253PAV4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
Retained	N/A	975.58993810	0.58176023	3.55634968	0.00015225	0.00341331	0.00000000	0.00000000	4.13810991	975.00817787
Interest

Notional Certificates
X-A	36253PAE2	969.10117958	0.00000000	0.82146048	0.00000000	0.00000000	0.00000000	0.00000000	0.82146048	968.36477362
X-B	36253PAF9	1,000.00000000	0.00000000	0.24011956	0.00000000	0.00000000	0.00000000	0.00000000	0.24011956	1,000.00000000
X-D	36253PAM4	1,000.00000000	0.00000000	0.94298858	0.00000000	0.00000000	0.00000000	0.00000000	0.94298858	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	09/01/22 - 09/30/22	30	0.00	645,015.33	0.00	645,015.33	0.00	0.00	0.00	645,015.33	0.00
A-3	09/01/22 - 09/30/22	30	0.00	1,028,901.57	0.00	1,028,901.57	0.00	0.00	0.00	1,028,901.57	0.00
A-AB	09/01/22 - 09/30/22	30	0.00	73,659.27	0.00	73,659.27	0.00	0.00	0.00	73,659.27	0.00
X-A	09/01/22 - 09/30/22	30	0.00	606,746.32	0.00	606,746.32	0.00	0.00	0.00	606,746.32	0.00
X-B	09/01/22 - 09/30/22	30	0.00	21,047.20	0.00	21,047.20	0.00	0.00	0.00	21,047.20	0.00
A-S	09/01/22 - 09/30/22	30	0.00	255,105.66	0.00	255,105.66	0.00	0.00	0.00	255,105.66	0.00
B	09/01/22 - 09/30/22	30	0.00	146,954.29	0.00	146,954.29	0.00	0.00	0.00	146,954.29	0.00
C	09/01/22 - 09/30/22	30	0.00	151,536.52	0.00	151,536.52	0.00	0.00	0.00	151,536.52	0.00
D	09/01/22 - 09/30/22	30	0.00	126,336.47	0.00	126,336.47	0.00	0.00	0.00	126,336.47	0.00
X-D	09/01/22 - 09/30/22	30	0.00	44,082.83	0.00	44,082.83	0.00	0.00	0.00	44,082.83	0.00
E	09/01/22 - 09/30/22	30	0.00	63,905.42	0.00	63,905.42	0.00	0.00	0.00	63,905.42	0.00
F	09/01/22 - 09/30/22	30	0.00	38,343.25	0.00	38,343.25	0.00	0.00	0.00	38,343.25	0.00
G	09/01/22 - 09/30/22	30	3,037.89	123,557.67	0.00	123,557.67	142.43	0.00	0.00	123,415.24	3,191.39
Retained
	09/01/22 - 09/30/22	30	78.53	85,961.05	0.00	85,961.05	3.68	0.00	0.00	85,957.37	82.50
Interest
Totals			3,116.42	3,411,152.85	0.00	3,411,152.85	146.11	0.00	0.00	3,411,006.74	3,273.89

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information

Total Available Distribution Amount (1)	3,968,991.38
Certificate Available Funds	3,868,972.80
Retained Interest Available Funds	100,018.58
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,428,019.00	Master Servicing Fee	8,779.98
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,489.55
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	389.88
ARD Interest	0.00	Operating Advisor Fee	2,035.19
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	171.55
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,428,019.00	Total Fees	16,866.15

Principal		Expenses/Reimbursements
Scheduled Principal	557,984.64	Reimbursement for Interest on Advances	146.14
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	557,984.64	Total Expenses/Reimbursements	146.14

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,411,006.74
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	557,984.64
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,968,991.38
Total Funds Collected	3,986,003.64	Total Funds Distributed	3,986,003.67

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	935,718,971.15	935,718,971.15	Beginning Certificate Balance	935,718,970.23
(-) Scheduled Principal Collections	557,984.64	557,984.64	(-) Principal Distributions	557,984.64
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	935,160,986.51	935,160,986.51	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	935,718,971.15	935,718,971.15	Ending Certificate Balance	935,160,985.59
Ending Actual Collateral Balance	935,182,855.91	935,182,855.91

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.92)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.92)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.37%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	3	65,662,988.49	7.02%	54	4.1802	NAP	Defeased	3	65,662,988.49	7.02%	54	4.1802	NAP
10,000,000 or less	5	37,894,085.51	4.05%	54	4.8058	3.218480	1.40 or less	9	188,532,501.04	20.16%	54	4.7148	1.064372
10,000,001 to 20,000,000	13	160,185,292.65	17.13%	54	4.7429	1.632652	1.41-1.50	1	46,500,000.00	4.97%	55	4.6500	1.470000
20,000,001 to 30,000,000	2	53,293,902.81	5.70%	54	4.6845	1.651671	1.51-1.60	2	35,584,116.15	3.81%	55	4.4672	1.529844
30,000,001 to 40,000,000	2	76,752,411.46	8.21%	54	4.2415	1.441362	1.61-1.70	1	10,406,637.64	1.11%	53	4.9535	1.690000
40,000,001 to 50,000,000	2	90,062,055.27	9.63%	53	4.5571	1.610270	1.71-2.00	5	98,038,881.72	10.48%	53	4.6817	1.779899
50,000,001 to 60,000,000	1	59,574,846.78	6.37%	54	4.8460	0.980000	2.01-2.20	4	170,735,403.54	18.26%	51	4.1477	2.132095
60,000,001 to 80,000,000	3	215,985,403.54	23.10%	50	4.0956	2.855629	2.21-3.00	5	148,700,457.93	15.90%	54	4.4237	2.658359
80,000,001 or greater	2	175,750,000.00	18.79%	54	4.1865	3.223073	3.01 or greater	3	171,000,000.00	18.29%	53	4.0699	4.057924
Totals	33	935,160,986.51	100.00%	53	4.3961	2.319323	Totals	33	935,160,986.51	100.00%	53	4.3961	2.319323
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	4	65,662,988.49	7.02%	54	4.1802	NAP	Texas	5	55,704,862.52	5.96%	52	4.4694	1.782233
Alabama	1	11,997,599.45	1.28%	55	4.8300	1.390000	Virginia	1	80,000,000.00	8.55%	53	4.3260	2.910000
Arizona	1	4,929,045.59	0.53%	47	3.9740	2.139366	Washington, DC	1	80,250,000.00	8.58%	53	4.2460	2.120000
California	11	245,521,610.65	26.25%	54	4.3975	2.887379	Totals	72	935,160,986.51	100.00%	53	4.3961	2.319323
Colorado	3	76,506,656.54	8.18%	54	4.7936	1.029937
									Property Type³
Florida	5	14,373,772.69	1.54%	53	4.4974	1.611880
Georgia	5	31,241,085.83	3.34%	53	4.2949	1.687802		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Idaho	1	14,048,046.47	1.50%	54	5.1175	2.690000		Properties	Balance	Agg. Bal.			DSCR¹
Illinois	6	9,982,562.15	1.07%	47	3.9740	2.139366	Defeased	4	65,662,988.49	7.02%	54	4.1802	NAP
Indiana	2	12,015,203.24	1.28%	55	4.7364	1.425192	Industrial	41	92,736,040.00	9.92%	49	4.1958	1.993232
Kentucky	2	2,568,248.53	0.27%	47	3.9740	2.139366	Lodging	1	14,048,046.47	1.50%	54	5.1175	2.690000
Louisiana	1	17,041,786.26	1.82%	53	4.8800	1.260000	Mixed Use	6	176,789,141.40	18.90%	53	4.2624	2.275291
Maryland	1	65,500,000.00	7.00%	51	3.9450	3.560000	Multi-Family	1	10,225,956.44	1.09%	55	4.6110	1.810000
Massachusetts	1	5,900,000.00	0.63%	52	4.8500	2.380000	Office	8	409,689,826.22	43.81%	53	4.4166	2.494799
Michigan	4	5,815,277.87	0.62%	47	3.9740	2.139366	Retail	10	158,508,987.49	16.95%	55	4.5801	1.812634
Minnesota	1	1,468,755.97	0.16%	47	3.9740	2.139366	Self Storage	1	7,500,000.00	0.80%	54	5.2570	2.130000
Missouri	1	721,931.00	0.08%	47	3.9740	2.139366	Totals	72	935,160,986.51	100.00%	53	4.3961	2.319323
Nevada	1	36,752,411.46	3.93%	55	4.1670	2.270000
New Jersey	1	1,145,131.88	0.12%	47	3.9740	2.139366
New York	3	51,993,861.78	5.56%	54	4.4221	0.844301
North Carolina	2	8,096,384.32	0.87%	52	4.7789	1.888681
Ohio	4	14,256,936.03	1.52%	51	4.6890	1.811358
Pennsylvania	1	7,500,000.00	0.80%	54	5.2570	2.130000
South Carolina	2	3,017,173.47	0.32%	47	3.9740	2.139366
Tennessee	1	11,149,654.33	1.19%	55	4.7300	1.330000

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	65,662,988.49	7.02%	54	4.1802	NAP	Defeased	3	65,662,988.49	7.02%	54	4.1802	NAP
	4.250% or less	6	360,987,815.00	38.60%	52	4.0869	2.939108	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	5	197,099,173.58	21.08%	53	4.3570	2.218763	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	5	94,846,288.68	10.14%	55	4.6557	1.433915	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.751% to 5.000%	11	189,521,730.61	20.27%	54	4.8608	1.429844	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.001% or greater	3	27,042,990.15	2.89%	54	5.1648	2.347754	49 months or greater	30	869,497,998.02	92.98%	53	4.4124	2.264268
	Totals	33	935,160,986.51	100.00%	53	4.3961	2.319323	Totals	33	935,160,986.51	100.00%	53	4.3961	2.319323
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	65,662,988.49	7.02%	54	4.1802	NAP	Defeased	3	65,662,988.49	7.02%	54	4.1802	NAP
	111 months or less	30	869,497,998.02	92.98%	53	4.4124	2.264268	Interest Only	12	466,200,000.00	49.85%	54	4.2840	2.767871
	112 months or greater	0	0.00	0.00%	0	0.0000	0.000000	357 months or less	17	332,812,594.48	35.59%	54	4.6851	1.585280
	Totals	33	935,160,986.51	100.00%	53	4.3961	2.319323	358 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Other	1	70,485,403.54	7.54%	47	3.9740	2.139366
								Totals	33	935,160,986.51	100.00%	53	4.3961	2.319323
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	3	65,662,988.49	7.02%	54	4.1802	NAP				None
Underwriter's Information		1	70,485,403.54	7.54%	47	3.9740	2.139366
	12 months or less	29	799,012,594.48	85.44%	54	4.4510	2.275287
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	33	935,160,986.51	100.00%	53	4.3961	2.319323
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	30312422	OF	Los Angeles	CA	Actual/360	4.137%	329,197.46	0.00	0.00	N/A	05/06/27	--	95,500,000.00	95,500,000.00	10/06/22
2	30312185	OF	Washington	DC	Actual/360	4.246%	283,951.25	0.00	0.00	N/A	03/06/27	--	80,250,000.00	80,250,000.00	10/06/22
3	30312200	OF	Arlington	VA	Actual/360	4.326%	288,400.00	0.00	0.00	N/A	03/06/27	--	80,000,000.00	80,000,000.00	10/06/22
4	30311500	IN	Various	Various	Actual/360	3.974%	233,521.91	29,515.02	0.00	N/A	09/04/26	--	70,514,918.56	70,485,403.54	10/06/22
5	30312188	MU	Rockville	MD	Actual/360	3.945%	215,331.25	0.00	0.00	N/A	01/06/27	--	65,500,000.00	65,500,000.00	10/06/22
6	30312429	OF	Englewood	CO	Actual/360	4.846%	240,888.31	75,581.33	0.00	N/A	04/06/27	--	59,650,428.11	59,574,846.78	10/06/22
7A3	30312431	OF	Short Hills	NJ	Actual/360	4.060%	101,500.00	0.00	0.00	N/A	04/01/27	--	30,000,000.00	30,000,000.00	10/03/22
7A4	30312457				Actual/360	4.060%	66,990.00	0.00	0.00	N/A	04/01/27	--	19,800,000.00	19,800,000.00	10/03/22
8	30312432	RT	Redlands	CA	Actual/360	4.650%	180,187.50	0.00	0.00	N/A	05/06/27	--	46,500,000.00	46,500,000.00	10/06/22
9	30312193	OF	Plano	TX	Actual/360	4.458%	162,085.01	67,826.92	0.00	N/A	01/06/27	--	43,629,882.19	43,562,055.27	10/06/22
10	30312433	MU	New York	NY	Actual/360	4.310%	143,666.67	0.00	0.00	N/A	04/06/27	--	40,000,000.00	40,000,000.00	10/06/22
11	30312434	MU	Las Vegas	NV	Actual/360	4.167%	127,804.78	52,419.64	0.00	N/A	05/06/27	--	36,804,831.10	36,752,411.46	10/06/22
12	30312435	OF	San Francisco	CA	Actual/360	4.910%	121,895.85	37,495.44	0.00	N/A	03/06/27	--	29,794,279.94	29,756,784.50	10/06/22
13	30312436	RT	Buford	GA	Actual/360	4.400%	86,435.69	36,250.73	0.00	N/A	05/06/27	--	23,573,369.04	23,537,118.31	10/06/22
14	30312437	MU	Lafayette	LA	Actual/360	4.880%	69,424.15	29,726.93	0.00	N/A	03/05/27	--	17,071,513.19	17,041,786.26	10/06/22
15	30312438	LO	Charleston	SC	Actual/360	4.558%	60,356.12	28,912.70	0.00	N/A	04/06/27	--	15,891,901.19	15,862,988.49	10/06/22
16	30312439	RT	Denver	CO	Actual/360	4.694%	58,468.23	21,869.40	0.00	N/A	05/06/27	--	14,945,549.47	14,923,680.07	09/06/22
17	30312440	LO	Meridian	ID	Actual/360	5.117%	60,009.28	23,498.65	0.00	N/A	04/06/27	--	14,071,545.12	14,048,046.47	10/06/22
18	30312441	IN	Fremont	CA	Actual/360	4.850%	47,952.94	20,647.00	0.00	N/A	04/06/27	--	11,864,645.82	11,843,998.82	10/06/22
19	30312442	RT	Albertville	AL	Actual/360	4.830%	48,368.91	19,520.72	0.00	N/A	05/06/27	--	12,017,120.17	11,997,599.45	10/06/22
20	30312443	OF	Sarasota	FL	Actual/360	4.598%	46,238.63	19,188.98	0.00	N/A	04/06/27	--	12,066,186.82	12,046,997.84	10/06/22
21	30312444	RT	Avon	IN	Actual/360	4.774%	45,635.52	20,078.28	0.00	N/A	05/06/27	--	11,471,013.61	11,450,935.33	10/06/22
22	30312445	RT	Santee	CA	Actual/360	3.830%	39,895.83	0.00	0.00	N/A	05/06/27	--	12,500,000.00	12,500,000.00	10/06/22
23	30312446	MU	Carlsbad	CA	Actual/360	4.840%	48,400.00	0.00	0.00	N/A	04/06/27	--	12,000,000.00	12,000,000.00	10/06/22
24	30312447	RT	Murfreesboro	TN	Actual/360	4.730%	44,020.87	18,432.23	0.00	N/A	05/06/27	--	11,168,086.56	11,149,654.33	10/06/22
25	30312448	MF	Houston	TX	Actual/360	4.611%	39,363.87	18,382.60	0.00	N/A	05/06/27	--	10,244,339.04	10,225,956.44	10/06/22
26	30312449	IN	Twinsburg	OH	Actual/360	4.954%	43,022.61	15,715.56	0.00	N/A	03/05/27	--	10,422,353.20	10,406,637.64	10/06/22
27	30312450	RT	Brooklyn	NY	Actual/360	4.908%	43,151.70	0.00	0.00	N/A	03/05/27	--	10,550,000.00	10,550,000.00	10/06/22

© 2021 Computershare. All rights reserved. Confidential.																Page 13 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments	Repay Date	Date	Date	Balance	Balance	Date
28	30312451	RT	Woodland Hills	CA	Actual/360	4.252%	35,433.33	0.00	0.00	N/A	04/06/27	--	10,000,000.00	10,000,000.00	10/06/22
29	30312452	OF	Riverside	CA	Actual/360	4.800%	36,051.73	13,791.48	0.00	N/A	05/06/27	--	9,012,933.31	8,999,141.83	10/06/22
30	30312453	SS	Royersford	PA	Actual/360	5.257%	32,856.25	0.00	0.00	N/A	04/06/27	--	7,500,000.00	7,500,000.00	10/06/22
31	30312454	MU	Cornelius	NC	Actual/360	5.160%	23,667.52	9,131.03	0.00	N/A	04/06/27	--	5,504,074.71	5,494,943.68	10/06/22
32	30312455	RT	Danvers	MA	Actual/360	4.850%	23,845.83	0.00	0.00	N/A	02/06/27	--	5,900,000.00	5,900,000.00	10/06/22
Totals							3,428,019.00	557,984.64	0.00				935,718,971.15	935,160,986.51
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	43,736,522.00	41,412,383.92	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
2	21,935,513.96	23,013,492.48	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
3	24,380,601.61	26,836,151.60	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
4	0.00	34,032,062.02	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	25,438,006.74	19,979,781.38	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
6	7,899,626.96	7,705,632.56	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
7A3	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
7A4	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
8	4,420,249.00	3,515,215.52	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
9	11,027,377.00	11,402,664.00	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
10	5,355,830.58	5,152,047.54	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
11	4,693,595.92	3,960,807.92	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
12	3,428,244.87	2,994,837.51	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1,964,933.53	2,372,418.72	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1,541,664.59	397,372.90	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
16	1,103,601.04	1,101,610.65	01/01/22	06/30/22	--	0.00	0.00	80,275.36	80,275.36	0.00	0.00
17	2,400,358.70	2,990,288.70	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,168,651.30	1,185,535.26	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,309,480.00	1,226,402.90	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,264,338.87	1,255,317.18	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,211,096.92	1,165,210.85	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,820,731.56	1,153,965.64	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,525,395.79	1,431,856.28	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,005,747.34	1,042,644.40	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,310,688.76	1,352,602.22	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,231,962.47	317,214.93	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
27	707,838.74	715,620.24	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
28	2,662,457.22	2,960,827.57	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
29	807,434.72	1,256,845.76	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
30	832,040.70	861,235.04	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
31	712,442.01	716,443.06	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
32	690,750.39	696,416.30	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	177,587,183.29	204,204,905.05				0.00	0.00	80,275.36	80,275.36	0.00	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
10/13/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.396070%	4.374444%	53
09/12/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.396216%	4.374586%	54
08/12/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.396347%	4.374714%	55
07/12/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.396477%	4.374840%	56
06/10/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	5,900,000.00	0	0.00	0	0.00	4.396620%	4.374980%	57
05/12/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.396748%	4.375105%	58
04/12/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.396903%	4.375255%	59
03/11/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.397010%	4.375359%	60
02/11/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.397126%	4.375471%	61
01/12/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.397214%	4.375555%	62
12/10/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.397302%	4.375639%	63
11/15/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	5,561,183.03	4.397398%	4.375732%	64
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
16	30312439	09/06/22	0	A	80,275.36	80,275.36	0.00	14,945,549.47
Totals					80,275.36	80,275.36	0.00	14,945,549.47

1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		70,485,404	70,485,404	0		0
49 - 60 Months		864,675,583	864,675,583	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Oct-22	935,160,987	935,160,987	0	0	0	0
Sep-22	935,718,971	935,718,971	0	0	0	0
Aug-22	936,229,629	936,229,629	0	0	0	0
Jul-22	936,738,357	936,738,357	0	0	0	0
Jun-22	937,290,561	937,290,561	0	0	0	0
May-22	937,795,271	937,795,271	0	0	0	0
Apr-22	938,292,039	938,292,039	0	0	0	0
Mar-22	938,679,837	938,679,837	0	0	0	0
Feb-22	939,121,474	939,121,474	0	0	0	0
Jan-22	939,473,741	939,473,741	0	0	0	0
Dec-21	939,824,709	939,824,709	0	0	0	0
Nov-21	940,203,750	940,203,750	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
No specially serviced loans this period

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
No specially serviced loans this period
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
15	30312438	16,633,083.86	4.55750%	16,633,083.86 4.55750%		8	05/26/20	06/05/20	06/04/20
15	30312438	0.00	4.55750%	0.00	4.55750%	8	01/08/21	12/04/20	01/22/21
32	30312455	0.00	4.85000%	0.00	4.85000%	8	11/22/21	11/22/21	05/05/22
Totals		16,633,083.86		16,633,083.86
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
26	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	146.14	0.00	0.00	0.00
Total	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	146.14	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total			146.14

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Supplemental Notes
Risk Retention

Pursuant to the PSA and the Credit Risk Retention Agreement, the Certificate Administrator has made available on www.ctslink.com, specifically under the "Risk Retention Compliance tab for the GSMS 2017-GS6 transaction, certain Information provided to the

Certificate Administrator regarding compliance with the Credit Risk Retention Rules. Investors should refer to the Certificate Administrator's website for all such information.

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